Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital amount	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 669	$ 143,473	$ (2,620)	$ (71,368)	$ 70,154
Balance (in Shares) at Dec. 31, 2021	14,155,186
Share-based compensation		5,174			5,174
RSUs vested	$ 37	(37)
RSUs vested (in Shares)	583,896
Net income (loss)				(2,257)	(2,257)
Other comprehensive income (loss)			(288)		(288)
Balance at Dec. 31, 2022	$ 706	148,610	(2,908)	(73,625)	72,783
Balance (in Shares) at Dec. 31, 2022	14,739,082
Share-based compensation		6,117			6,117
RSUs vested	$ 30	(30)
RSUs vested (in Shares)	568,650
Net income (loss)				3,713	3,713
Other comprehensive income (loss)			(122)		(122)
Balance at Dec. 31, 2023	$ 736	154,697	(3,030)	(69,912)	$ 82,491
Balance (in Shares) at Dec. 31, 2023	15,307,732				15,307,732
Share-based compensation		6,097			$ 6,097
RSUs vested	$ 33	(33)
RSUs vested (in Shares)	607,884
Net income (loss)				6,968	6,968
Other comprehensive income (loss)			120		120
Balance at Dec. 31, 2024	$ 769	$ 160,761	$ (2,910)	$ (62,944)	$ 95,676
Balance (in Shares) at Dec. 31, 2024	15,915,616				15,915,616